Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,336,619.92
Previously Paid Amount	0.00
Total Fee Amount	638.28
Total Offset Amount	638.28
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A